OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of payments to be received by maturity
The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2020, were as follows:

Year ending December 31
(in thousands of $)
2021	120,077
2022	58,696
2023	21,591
2024	11,024
Total minimum contractual future revenues	211,388

Operating lease income
The components of operating lease income were as follows:

(in thousands of $)	2020	2019
Operating lease income(1)	186,706	123,292
Variable lease income (2)	5,175	18,783
Total operating lease income	191,881	142,075

(1) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”. During the year ended December 31, 2020, we chartered in an external vessel and recognized $4.6 million of operating lease income.
(2) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Operating lease costs
The components of operating lease cost were as follows:

(in thousands of $)	2020	2019
Operating lease cost (1)	8,951	5,603
Variable lease cost (2)	4,000	2,983
Total operating lease cost	12,951	8,586

(1) "Operating lease cost" includes short-term lease cost. During the year ended December 31, 2020, we sub-chartered out an external vessel and recognized $3.8 million of operating lease income cost in the income statement line-item "Voyage, charterhire and commission expenses".
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2021	4,821
2022	2,967
2023	2,042
2024	1,581
2025 and thereafter	4,228
Total minimum lease payments	15,639